SHARE BASED COMPENSATION, RSAs/RSUs granted to Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of RSAs/RSUs [Abstract]
Outstanding, Beginning of Period (in shares)	4,754,972	820,207	313,330
Granted (in shares)	6,249,313	4,983,162	950,000
Vested (in shares)	(2,131,415)	(309,644)	(435,623)
Forfeited (in shares)	(791,433)	(738,753)	(7,500)
Outstanding, End of period (in shares)	8,081,437	4,754,972	820,207	313,330
Weighted average grant date fair value [Abstract]
Outstanding, Beginning of Period (in dollars per share)	$ 12.34	$ 14.43	$ 12.97
Granted (in dollars per share)	20.50	12.30	15.15
Vested (in dollars per share)	13.67	13.93	14.96
Forfeited (in dollars per share)	15.22	13.75	13.05
Outstanding, End of period (in dollars per share)	$ 18.02	$ 12.34	$ 14.43	$ 12.97
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 11 months 4 days	9 years 2 months 1 day	9 years 7 months 6 days	9 years 9 months 18 days
Aggregate intrinsic value, Unvested	$ 325,035	$ 53,826	$ 10,933	$ 4,184
Adjusted discount rate due to lack of marketability	14.00%
Aggregate grant date fair value of unvested RSA's and RSU's	$ 145,597	58,665	11,836
Fair value of share options vested	29,133	$ 4,314	$ 6,517
Unrecognized share-based compensation cost	$ 145,597
Unrecognized share-based compensation, weighted-average vesting period	3 years 1 month 6 days